UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/12

Item 1.	Schedule of Investments

Elfun Trusts

Schedule of Investments (dollars in thousands)—March 31, 2012 (unaudited)

Common Stock—97.9% †	Number of Shares	Fair Value
Air Freight & Logistics—1.7%
United Parcel Service Inc.	400,000	$32,288

Application Software—1.4%
Intuit Inc.	430,000	25,856

Asset Management & Custody Banks—2.6%
State Street Corp.	1,090,000	49,595	(c)

Automotive Retail—0.5%
O’Reilly Automotive Inc.	100,000	9,135	(a)

Biotechnology—3.0%
Amgen Inc.	650,000	44,193
Gilead Sciences Inc.	250,000	12,213	(a)
		56,406

Broadcasting—1.4%
Discovery Communications Inc.	570,000	26,722	(a)

Cable & Satellite—9.4%
Comcast Corp.	1,250,000	36,887
DIRECTV	1,260,000	62,168	(a)
Liberty Global Inc.	1,485,000	71,117	(a)
Sirius XM Radio Inc.	3,000,000	6,930	(a)
		177,102

Casinos & Gaming—0.6%
Las Vegas Sands Corp.	200,000	11,514

Communications Equipment—6.4%
Cisco Systems Inc.	1,250,000	26,437
Qualcomm Inc.	1,370,000	93,187
		119,624

Computer Hardware—5.9%
Apple Inc.	185,000	110,902	(a)

Data Processing & Outsourced Services—10.6%
Automatic Data Processing Inc.	225,000	12,418
Paychex Inc.	1,575,000	48,809
The Western Union Co.	3,800,000	66,880
Visa Inc.	600,000	70,800
		198,907

Diversified Financial Services—1.8%
JPMorgan Chase & Co.	750,000	34,485

Electronic Manufacturing Services—0.8%
Molex Inc.	680,000	15,946

Environmental & Facilities Services—0.2%
Stericycle Inc.	45,000	3,764	(a)

Fertilizers & Agricultural Chemicals—2.8%
Monsanto Co.	650,000	51,844

Healthcare Equipment—2.3%
Covidien PLC	775,000	42,377

Healthcare Services—4.9%
Express Scripts Inc.	1,330,000	72,059	(a)
LIncare Holdings Inc.	700,000	18,116
DENTSPLY International Inc.	60,000	2,408
		92,583

Home Furnishing Retail—1.9%
Bed Bath & Beyond Inc.	535,000	35,187	(a)

Home Improvement Retail—2.7%
Lowe’s Companies Inc.	1,600,000	50,208

Industrial Gases—0.9%
Praxair Inc.	150,000	17,196

Industrial Machinery—3.3%
Dover Corp.	990,000	62,311

Integrated Oil & Gas—2.2%
Chevron Corp.	220,000	23,593
Exxon Mobil Corp.	200,000	17,346
		40,939

Internet Retail—1.1%
Amazon.com Inc.	100,000	20,251	(a)

Internet Software & Services—6.6%
Baidu Inc. ADR	410,000	59,766	(a)
eBay Inc.	1,725,000	63,635	(a)
		123,401

Investment Banking & Brokerage—2.1%
The Goldman Sachs Group Inc.	320,000	39,798

Oil & Gas Equipment & Services—4.0%
Schlumberger Ltd.	1,070,000	74,825

Oil & Gas Exploration & Production—0.6%
Anadarko Petroleum Corp.	140,000	10,968

Pharmaceuticals—1.7%
Johnson & Johnson	500,000	32,980

Property & Casualty Insurance—0.5%
Alleghany Corp.	30,000	9,873	(a)

Real Estate Services—1.0%
CBRE Group Inc.	925,000	18,463	(a)

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	178,392	5,377	(a)

Soft Drinks—3.7%
PepsiCo Inc.	1,050,000	69,667

Specialized Finance—3.7%
CME Group Inc.	240,000	69,439

Specialized REITs—2.3%
American Tower Corp.	680,000	42,854

Specialty Stores—0.6%
Dick’s Sporting Goods Inc.	220,000	10,578

Systems Software—2.4%
Microsoft Corp.	1,250,000	40,312
Oracle Corp.	180,000	5,249
		45,561

Total Common Stock
(Cost $1,266,637)		1,838,926

Other Investments—0.0%*
GEI Investment Fund
(Cost $353)		364	(d)

Total Investments in Securities
(Cost $1,266,990)		1,839,290

Short-Term Investments—1.9%
GE Institutional Money Market Fund—Investment Class
0.04%
(Cost $35,629)		35,629	(b,d)

Total Investments
(Cost $1,302,619)		1,874,919

Other Assets and Liabilities, net—0.2%		4,183

NET ASSETS—100.0%		$1,879,102

Notes to Schedules of Investments (dollars in thousands)—March 31, 2012 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(d)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

†	Percentages are based on net assets as of March 31, 2012.
*	Less than 0.05%

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at March 31, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities †
	Common Stock	$1,838,926	$—	$—	$1,838,926
	Other Investments	—	364	—	364
	Short-Term Investments	35,629	—	—	35,629

	Total Investments in Securities	$1,874,555	$364	$—	$1,874,919

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels.

INCOME TAXES

At March 31, 2012, information on the tax components of capital is as follows (Dollars in Thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
Elfun Trusts	$1,302,855	$595,715	$(23,651)	$572,064

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: May 24, 2012